Details of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Details of Significant Accounts
Schedule of cash and cash equivalents

	December 31, 2023	December 31, 2024
Petty cash	$1	$—
Checking accounts	2,139	3,651
Demand deposits	12,547	17,246
Time deposits	109,000	106,000
Others	184	224
	$123,871	$127,121

Schedule of current financial assets

	December 31, 2023	December 31, 2024
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$2,746

	December 31, 2023	December 31, 2024
Time deposits with maturities over three months	$30,300	$36,000
Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

	2023	2024
	Accounts receivable	Accounts receivable
At January 1	$—	$—
Provision for impairment	—	1,373
Write-offs	—	(1,107)
At December 31	$—	$266

Schedule of accounts receivable	Accounts receivable

	December 31, 2023	December 31, 2024
Accounts receivable	$6,992	$8,168
Less: Allowance for expected credit losses	—	(266)
	$6,992	$7,902

Schedule of ageing analysis of accounts receivable	The ageing analysis of accounts receivable is as follows:

	December 31, 2023	December 31, 2024
Not past due	$5,791	$7,535
Up to 30 days	594	261
31 to 90 days	340	213
91 to 180 days	196	65
Over 181 days	71	94
Less: Allowance for expected credit losses	—	(266)
	$6,992	$7,902
As of December 31, 2023 and 2024, the provision matrix is as follows:

December 31, 2023	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	—%	—%	—%	—%	—%
Total book value	$5,791	$594	$340	$196	$71	$6,992
Loss allowance	—	—	—	—	—	—

December 31, 2024	Not past due	Up to 30 days past due	31~60 days past due	61~90 days past due	Over 181 days past due	Total
rate	0.11%~0.32%	6.48%~30.86%	8.36%~42.53%	22.69%~97.44%	100%
Total book value	$7,535	$261	$213	$65	$94	$8,168
Loss allowance	12	49	76	35	94	266

Schedule of other current assets

	December 31, 2023	December 31, 2024
Prepaid expenses	$3,773	$2,433
Others	269	89
	$4,042	$2,522

Schedule of property, plant and equipment

	2023
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$521	$602	$46	$1,169
Accumulated depreciation	(470)	(382)	(28)	(880)
	$51	$220	$18	$289
Opening net book amount	$51	$220	$18	$289
Additions	154	128	7	289
Depreciation expense	(83)	(106)	(8)	(197)
Net exchange differences	—	(1)	—	(1)
Closing net book amount	$122	$241	$17	$380
At December 31
Cost	$675	$729	$53	$1,457
Accumulated depreciation	(553)	(488)	(36)	(1,077)
	$122	$241	$17	$380

	2024
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$675	$729	$53	$1,457
Accumulated depreciation	(553)	(488)	(36)	(1,077)
	$122	$241	$17	$380
Opening net book amount	$122	$241	$17	$380
Additions	69	323	—	392
Depreciation expense	(70)	(142)	(6)	(218)
Closing net book amount	$121	$422	$11	$554
At December 31
Cost	$744	$1,052	$53	$1,849
Accumulated depreciation	(623)	(630)	(42)	(1,295)
	$121	$422	$11	$554

Schedule of movements of right-of-use assets	The movements of right-of-use assets of the Group are as follows:

	2023
	Buildings	Business vehicles	Total
At January 1
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323
Opening net book amount	$252	$71	$323
Additions	810	202	1,012
Cost of derecognition	(677)	(208)	(885)
Derecognized accumulated depreciation	677	161	838
Depreciation expense	(357)	(84)	(441)
Closing net book amount	$705	$142	$847
At December 31
Cost	$942	$202	$1,144
Accumulated depreciation	(237)	(60)	(297)
	$705	$142	$847

	2024
	Buildings	Business vehicles	Total
At January 1
Cost	$942	$202	$1,144
Accumulated depreciation	(237)	(60)	(297)
	$705	$142	$847
Opening net book amount	$705	$142	$847
Additions	82	85	167
Depreciation expense	(422)	(107)	(529)
Closing net book amount	$365	$120	$485
At December 31
Cost	$1,024	$287	$1,311
Accumulated depreciation	(659)	(167)	(826)
	$365	$120	$485

Schedule of lease liabilities relating to lease contracts	Lease liabilities relating to lease contracts:

	December 31, 2023	December 31, 2024
Total lease liabilities	$868	$510
Less: current portion (shown as ‘current lease liabilities’)	(481)	(402)
	$387	$108

Schedule of information on profit and loss accounts relating to lease contracts	The information on profit and loss accounts relating to lease contracts is as follows:

	Years ended December 31,
	2022	2023	2024
Items affecting profit or loss
Interest expense on lease liabilities	$8	$15	$18
Expense on short-term lease contracts	383	352	348
	$391	$367	$366

Schedule of intangible assets

	2023
	Software	Other intangible assets	Total
At January 1
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119
Opening net book amount	$81	$38	$119
Additions	33	—	33
Amortization charge	(45)	(30)	(75)
Closing net book amount	$69	$8	$77
At December 31
Cost	$137	$89	$226
Accumulated amortization	(68)	(81)	(149)
	$69	$8	$77

	2024
	Software	Other intangible assets	Total
At January 1
Cost	$137	$89	$226
Accumulated amortization	(68)	(81)	(149)
	$69	$8	$77
Opening net book amount	$69	$8	$77
Additions	6	—	6
Cost of disposals	(29)	(74)	(103)
Accumulated amortization on disposals	29	74	103
Amortization charge	(46)	(5)	(51)
Closing net book amount	$29	$3	$32
At December 31
Cost	$114	$15	$129
Accumulated amortization	(85)	(12)	(97)
	$29	$3	$32

Schedule of amortization on intangible assets	Details of amortization on intangible assets are as follows:

	Years ended December 31,
	2022	2023	2024
Research and development expenses	$63	$75	$51

Schedule of financial liabilities at fair value through profit or loss

	December 31, 2023	December 31, 2024
Non-current items:
Warrant liabilities	$8,431	$8,431
Add: Valuation adjustment	(6,865)	(6,638)
	$1,566	$1,793

Schedule of amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss	Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Years ended December 31,
	2022	2023	2024
Net gains (losses) recognized in profit or loss
Warrant liabilities	$5,224	$1,641	$(227)
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	(99,001)	—	—
	$(93,777)	$1,641	$(227)
Net losses recognized in other comprehensive income
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	$(7)	$—	$—

Schedule of movement in all kinds of Perfect warrants	Movements in all kinds of Perfect Warrants are as follows:

	Public Warrants (units in thousands)	Private Placement Warrants (units in thousands)	Forward Purchase Warrants (units in thousands)
At January 1, 2023	11,500	6,600	2,750
Converted	1,250	—	(1,250)
At December 31, 2023	12,750	6,600	1,500
Converted	8,100	(6,600)	(1,500)
At December 31, 2024	20,850	—	—

Schedule of other payables

	December 31, 2023	December 31, 2024
Employee bonus	$4,662	$4,593
Payroll	2,228	2,441
Remuneration to directors	115	115
Promotional fees	1,090	2,465
Professional service fees	1,415	1,198
Sales VAT payables	126	204
Post and telecommunications expenses	171	271
Others	524	369
	$10,331	$11,656

Schedule of provisions

	2023	2024
	Warranty	Warranty
At January 1	$1,855	$2,394
Additional provisions	677	581
Used during the year	(112)	(1,030)
Net exchange differences	(26)	(46)
At December 31	$2,394	$1,899

Schedule of analysis of total provisions	Analysis of total provisions:

	December 31, 2023	December 31, 2024
Current	$2,394	$1,899

Schedule of net defined benefit liability amounts recognized in the balance sheet	The amounts recognized in the balance sheet are as follows:

	December 31, 2023	December 31, 2024
Present value of defined benefit obligations	$(92)	$(61)
Fair value of plan assets	13	15
Net defined benefit liability	$(79)	$(46)

Schedule of movements in net defined benefit liability	Movements in net defined benefit liability are as follows:

	2023
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(84)	$11	$(73)
Current service cost	(4)	—	(4)
Interest (expense) income	(1)	—	(1)
	(89)	11	(78)
Remeasurements:
Change in demographic assumptions	(1)	—	(1)
Experience adjustments	(3)	—	(3)
	(4)	—	(4)
Pension fund contribution	—	2	2
Net exchange differences	1	—	1
At December 31	$(92)	$13	$(79)

	2024
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(92)	$13	$(79)
Current service cost	(4)	—	(4)
Interest (expense) income	(1)	—	(1)
	(97)	13	(84)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	5	—	5
Change in financial assumptions	5	—	5
Experience adjustments	20	—	20
	30	1	31
Pension fund contribution	—	2	2
Net exchange differences	6	(1)	5
At December 31	$(61)	$15	$(46)

Schedule of principal actuarial assumptions and effect on present value of defined benefit obligation	The principal actuarial assumptions used were as follows:

	Years ended December 31,
	2023	2024
Discount rate	1.50%	1.80%
Future salary increases	3.00%	3.00%
The analysis was as follows:

	Discount rate		Future salary increases
	Increase	Decrease	Increase	Decrease
	0.25%	0.25%	0.25%	0.25%
December 31, 2023
Effect on present value of defined benefit obligation	$(5)	$6	$5	$(5)
December 31, 2024
Effect on present value of defined benefit obligation	$(3)	$4	$4	$(3)

Schedule of analysis of timing of the future pension payment	The expected timing of the future pension payment was as follows:

Within 1 year	$—
1-5 year(s)	—
Over 5 years	93
$93

Schedule of terms and condition	For the years ended December 31, 2023 and 2024, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

Schedule of movements of outstanding options under share incentive plan	Movements of outstanding options under Share Incentive Plan are as follows:

	2023		2024
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	2,063	$3.95	4,073	$4.47
Options granted	2,288	4.93	50	2.21
Options forfeited	(278)	4.34	(246)	4.48
Options outstanding at December 31	4,073	4.47	3,877	4.44
Options exercisable at December 31	—		894	3.95

Schedule of fair value of stock options granted on grant date measured using the black-scholes option-pricing model	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility (Note ii)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21 (Note i)	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
	2024.05.27	5	2.13	2.13	72.67%	3.88	0.00%	4.65%	1.2069
	2024.12.23	45	2.26	2.22	74.64%	3.87	0.00%	4.46%	1.3100
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.
Assumptions used in calculating the fair value are disclosed as follows:

Sponsor Earnout Shares
Expected dividend yield (%)	0.00%
Expected volatility	70.00%
Risk free interest rate	4.19%
Expected life (years)	5

Schedule of expenses incurred on share-based payment transactions	Expenses incurred on share-based payment transactions are shown below:

	Years ended December 31,
	2022	2023	2024
Equity settled	$2,175	$3,268	$2,774

Schedule of illustrates movement for the company's share capital	Movements for the Company’s share capital are as follows:

		Common Shares		Perfect Class A Ordinary Shares		Perfect Class B Ordinary Shares		Total
	Note	Shares (in thousand)	Amount	Shares (in thousand)	Amount	Shares (in thousand)	Amount	Amount
At January 1, 2022		301,521	30,152	—	—	—	—	30,152
Employee stock option exercised		26,629	2,663	—	—	—	—	2,663
Conversion as part of recapitalization	(b)	(328,150)	(32,815)	84,211	8,421	16,789	1,679	(22,715)
Shares Issuance to exchange Provident outstanding shares	(c)	—	—	17,264	1,726	—	—	1,726
At December 31, 2022	(a)	—	—	101,475	10,147	16,789	1,679	11,826
Shares retired	(d)	—	—	(16,347)	(1,634)	—	—	(1,634)
At December 31, 2023	(a)	—	—	85,128	8,513	16,789	1,679	10,192
Shares retired	(d)	—	—	(68)	(7)	—	—	(7)
At December 31, 2024		—	$—	85,060	$8,506	16,789	$1,679	$10,185

Schedule of exchange of perfect shares for perfect new ordinary shares as part of reverse recapitalization	The exchange of the Perfect Shares for the Perfect Class A and Class B ordinary shares is reflected in the table below.

Share type before share combination	Number of shares (in thousand) before share combination	Conversion ratio	Share type after share conversion	Number of shares (in thousand) after share conversion
Common shares	241,650	0.17704366	Class A Ordinary Shares	42,782
Preferred share	234,003			41,429
Subtotal	475,653			84,211
Common shares	86,500	0.17704366	Class B Ordinary Shares	15,314
Preferred share	8,328			1,475
Subtotal	94,828			16,789
Total	570,481			101,000

Schedule of reconciliation of additional paid-in-capital due to conversion of shares
The following table illustrates the reconciliation of additional paid-in capital due to the conversions of the Perfect Shares and the Perfect Class A and Class B Ordinary Shares:

Additional paid-in capital
Par value of the Perfect Common Shares	$32,815
Fair value of the Perfect Preferred Shares on the Closing Date	358,238
Par value of the Class A and Class B Ordinary Shares	(10,100)
Subtotal	380,953
Listing expense	65,264
$446,217

Additional paid-in capital
Proceed received upon recapitalization	$112,893
Par value of the Class A Ordinary Shares	(1,726)
Fair value of the warrants at the Closing Date	(8,430)
Transactional cost (presented as accrued expense of Provident at Closing)	(500)
$102,237

Schedule of capital surplus
The following tables illustrates the detail of capital surplus:

	December 31, 2023	December 31, 2024
Additional paid-in capital	$477,734	$477,415
Other:
Employees’ stock option cost	5,430	8,204
Retirement of treasury shares	27,235	27,371
Subtotal	32,665	35,575
	$510,399	$512,990

Reconciliation of capital surplus
The following table illustrates the reconciliation of the capital surplus due to shares repurchased and retired:

	Capital stock	Additional paid-in capital	Other	Treasury shares	Total
2023
Share Repurchase Plan:
Shares repurchased	$—	$—	$—	$(1,064)	$(1,064)
Shares retired	(19)	(893)	38	874	$—
Shares Surrender	(2)	2	—	—	$—
Tender Offer	(1,613)	(75,584)	27,197	—	$(50,000)
	$(1,634)	$(76,475)	$27,235	$(190)	$(51,064)

2024
Share Repurchase Plan:
Shares retired	(7)	(319)	136	190	—
	$(7)	$(319)	$136	$190	$—

Schedule of revenue from contracts with customers

	Years ended December 31,
	2022	2023	2024
Revenue from contracts with customers	$47,300	$53,505	$60,202

Schedule of disaggregation of revenue from contracts with customers	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

2022	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$24,291	$3,286	$9,172	$9,170	$1,381	$47,300
Timing of revenue recognition:
At a point in time	$5,126	$—	$599	$2,322	$519	$8,566
Over time	19,165	3,286	8,573	6,848	862	38,734
	$24,291	$3,286	$9,172	$9,170	$1,381	$47,300

2023	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$24,992	$4,937	$13,777	$8,553	$1,246	$53,505
Timing of revenue recognition:
At a point in time	$4,380	$1	$1,555	$1,530	$122	$7,588
Over time	20,612	4,936	12,222	7,023	1,124	45,917
	$24,992	$4,937	$13,777	$8,553	$1,246	$53,505

2024	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$25,142	$6,669	$16,586	$10,109	$1,696	$60,202
Timing of revenue recognition:
At a point in time	$2,751	$119	$1,116	$1,858	$273	$6,117
Over time	22,391	6,550	15,470	8,251	1,423	54,085
	$25,142	$6,669	$16,586	$10,109	$1,696	$60,202
Note : “Americas_Others” includes North and South America, excluding the United States.
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Years ended December 31,
	2022	2023	2024
AR/AI cloud solutions and Subscription	$36,915	$44,755	$53,795
Licensing	8,432	7,546	5,220
Others (Note)	1,953	1,204	1,187
	$47,300	$53,505	$60,202
Note: Others primarily comes from advertisement revenue.

Schedule of contract assets and contract liabilities

	December 31, 2023	December 31, 2024
Contract assets:
Unbilled revenue	$2,770	$977
Contract liabilities:
Advance sales receipts	$15,346	$17,218

Schedule of revenue recognized that was included in contract liability balance at beginning of the period

	Years ended December 31,
	2022	2023	2024
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$8,831	$12,738	$15,270

Schedule of interest income

	Years ended December 31,
	2022	2023	2024
Interest income from bank deposits	$1,977	$4,188	$5,799
Interest income from financial assets at amortized cost	52	5,309	1,898
Others	—	1	11
	$2,029	$9,498	$7,708

Schedule of other income

	Years ended December 31,
	2022	2023	2024
Subsidy from government	$1	$21	$34
Others	74	12	21
	$75	$33	$55

Schedule of other gains and losses

	Years ended December 31,
	2022	2023	2024
Foreign exchange gains (losses)	$1,303	$34	$(89)
Gains (losses) on financial liabilities at fair value through profit or loss	(93,777)	1,641	(227)
	$(92,474)	$1,675	$(316)

Schedule of finance costs

	Years ended December 31,
	2022	2023	2024
Interest expense – lease liabilities	$8	$15	$18

Schedule of costs and expenses by nature

	Years ended December 31,
	2022	2023	2024
Cost of goods sold	$39	$3	$13
Employee benefit expenses	27,300	27,956	28,237
Promotional fees	7,517	9,565	11,531
Platform fees	5,518	8,708	11,671
Professional service fees	8,537	6,888	4,748
Insurance expenses	459	2,102	1,417
Expected credit losses	—	—	1,373
Warranty cost	897	677	581
Depreciation of right-of-use assets	456	441	529
Depreciation of property, plant and equipment	247	197	218
Amortization of intangible assets	63	75	51
Listing expense	65,264	—	—
Others	2,077	2,553	2,976
	$118,374	$59,165	$63,345

Schedule of employee benefit expenses

	Years ended December 31,
	2022	2023	2024
Wages and salaries	$22,083	$21,263	$21,814
Remuneration to directors	112	553	600
Employee insurance fees	1,376	1,349	1,409
Pension costs	676	707	754
Employee stock options	2,117	3,268	2,774
Other personnel expenses	936	816	886
	$27,300	$27,956	$28,237

Schedule of income tax expense

	Years ended December 31,
	2022	2023	2024
Current income tax:
Current tax expense recognized for the current period	$390	$144	$1,076
Prior year income tax underestimation	3	—	6
Total current tax	393	144	1,082
Deferred income tax:
Origination and reversal of temporary differences	(101)	(29)	(1,817)
Taxable losses	—	—	—
Total deferred income tax	(101)	(29)	(1,817)
Income tax expense (benefit)	$292	$115	$(735)

Schedule of reconciliation between income tax expense and accounting loss

	Years ended December 31,
	2022	2023	2024
Tax calculated based on profit (loss) before tax and statutory tax rate (Note i)	$(368)	$(221)	$29
Effects from items disallowed by tax regulation	46	18	24
Effects from non-deductible offshore income tax	147	6	6
Temporary difference not recognized as deferred income tax assets	141	702	94
Prior year income tax underestimation	3	—	6
Taxable loss not recognized as deferred income tax assets	638	1,732	1,842
Effect from investment tax credits (Note iii)	—	—	(357)
Change in assessment of realization of deferred income tax assets	(301)	(2,139) (Note ii)	(2,377) (Note ii)
Effects from other states apart from where United States subsidiary registered	8	8	8
Others	(22)	9	(10)
Income tax (benefit) expense	$292	$115	$(735)
Note i: As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.0%. Hence, there was no tax impact to the Company. The difference between the Company’s domestic statutory income tax rate and its income tax expense is due to the effect of the tax rates in the other jurisdictions in which the Company operates. The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.
Note ii: The change in assessment of the realization of deferred income tax assets mainly consists of the use of net operating loss (NOL) and temporary difference. These temporary difference mainly consist of unrealized expenses, including stock-based payments, warranty provisions, and unused paid leave. The Taiwan subsidiary began generating profits in 2023 and fully utilized all loss carryforwards by 2024, and it's expected to remain profitable in the foreseeable future.
Note iii: The Taiwan subsidiary is profitable and has utilized part of the investment tax credits.

Schedule of statutory tax raters for significant jurisdictions
The following table illustrates the statutory tax rates for significant jurisdictions that the Company operates:

	Years ended December 31,
Jurisdictions	2022	2023	2024
United States (Federal/State)	21%/8.84%	21%/8.84%	21%/8.84%
Japan	35.73%	34.60%	36.86%
Taiwan	20%	20%	20%

Schedule of deferred income tax assets or liabilities as a result of temporary differences and tax losses	Amounts of deferred income tax assets or liabilities as a result of temporary differences and tax losses are as follows:

	2023
	January 1	Recognized in profit or loss	Net exchange differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$228	$43	$(15)	$256
Others	16	(14)	(1)	1
	$244	$29	$(16)	$257

	2024
	January 1	Recognized in profit or loss	Net exchange differences	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$256	$1,820	$(26)	$2,050
Allowance for bad debts	—	13	—	13
Unrealized exchange losses	—	(14)	—	(14)
Others	1	(2)	(1)	(2)
	$257	$1,817	$(27)	$2,047

Schedule of expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets	Expiration dates of unused taxable losses primarily originating from the losses of U.S. subsidiary, and amounts of unrecognized deferred income tax assets are as follows:

	December 31, 2024
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred income tax assets	Expiry year
2016	$4,867	$4,043	$4,043	2036
2017	3,601	3,601	3,601	2037
2018	1,888	1,888	1,888	no expiration
2021	3,594	3,594	3,594	no expiration
2022	665	665	665	2027~no expiration
2023	6,029	6,029	6,029	2028~no expiration
2024	6,692	6,692	6,692	2029~no expiration
	$27,336	$26,512	$26,512

Schedule of deductible temporary difference that are not recognized as deferred income tax assets	The amounts of deductible temporary difference that are not recognized as deferred income tax assets are as follows:

	December 31, 2023	December 31, 2024
Deductible temporary differences	$3,424	$769

Schedule of earnings (losses) per share

	Year ended December 31, 2022
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Loss per share (in dollars)
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$(161,744)	68,337	$(2.37)
Dilutive loss per share
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(161,744)	68,337	$(2.37)

	Year ended December 31, 2023
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Loss per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$5,416	118,024	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$5,416	118,024	$0.05

	Year ended December 31, 2024
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$5,021	101,849	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$5,021	101,849	$0.05

Schedule of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	As at December 31, 2023 and 2024, the potentially dilutive instruments are as follows:

	December 31, 2023	December 31, 2024
Potentially dilutive instruments (shares in thousands)
Warrant liabilities	20,850	20,850
Employee stock options	4,073	3,877
Shareholder Earnout	10,000	10,000
Sponsor Earnout	1,176	1,176
	36,099	35,903

Schedule of changes in liabilities from financing activities

	2022
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$259,230	$638	$259,868
Changes in cash flow from financing activities	—	(457)	(457)
Net exchange differences	—	(56)	(56)
Warrants assumed in connection with the Recapitalization	8,431	—	8,431
Exchange of preferred shares	(358,238)	—	(358,238)
Change in fair value through profit and loss	93,777	—	93,777
Change in fair value through other comprehensive income	7	—	7
Changes in other non-cash items – additions	—	213	213
At December 31	$3,207	$338	$3,545

	2023
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$3,207	$338	$3,545
Changes in cash flow from financing activities	—	(435)	(435)
Change in fair value through profit and loss	(1,641)	—	(1,641)
Changes in other non-cash items – additions	—	1,012	1,012
Changes in other non-cash items – lease modification	—	(47)	(47)
At December 31	$1,566	$868	$2,434

	2024
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$1,566	$868	$2,434
Changes in cash flow from financing activities	—	(525)	(525)
Change in fair value through profit and loss	227	—	227
Changes in other non-cash items – additions	—	167	167
At December 31	$1,793	$510	$2,303

Schedule of listing expense	The excess of fair value of Perfect Ordinary Shares issued over the fair value of Provident’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and was expensed as incurred, the summary of which is as follows:

	Listing expense
Net assets of Provident at Closing, excluding the impact of PIPE and FPA investors		$63
Cash and cash equivalents	7,893
Accrued expenses	(500)
Warrant liabilities (Note i)	(7,330)
Total value of Perfect shares issued to Provident shareholders, excluding PIPE and FPA Investor (Note ii)		(56,478)
Adjustment to listing expense as result of Sponsor Earnout		(8,849)
		$(65,264)
Note i : The difference between $7,330 and the warrant liability of $8,431 in Note 6(9) is the value of the FPA warrants.
Note ii : The fair value was based on 6,764 thousand shares issued and the opening market price of Provident of $8.35 (in dollars) per share as of October 28, 2022.